IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 14, 2022	Dec. 31, 2023	Dec. 31, 2022
Impairment and reversal of non-current assets
Impairment (reversals) charges				$ 312	$ 1,671
Impairment loss recognised in profit or loss, goodwill				0	(1,188)
Inventory write-down				$ 68	104
Proportion of ownership interest in subsidiary				100.00%
Long Canyon [Member]
Impairment and reversal of non-current assets
Carrying value	$ 391	$ 391		$ 301	391
Impairment (reversals) charges		84
Recoverable amount	319	319		65	319
Long Canyon [Member] | Individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges				280	85
Long Canyon [Member] | Cash-generating units
Impairment and reversal of non-current assets
Recoverable amount				$ 55
Bulyanhulu [Member]
Impairment and reversal of non-current assets
Proportion of ownership interest in subsidiary				84.00%
Bulyanhulu [Member] | Individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges				$ 17	0
Bulyanhulu [Member] | Cash-generating units
Impairment and reversal of non-current assets
Recoverable amount				$ 833
North Mara [Member]
Impairment and reversal of non-current assets
Proportion of ownership interest in subsidiary				84.00%
North Mara [Member] | Individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges				$ 5	0
Veladero [Member]
Impairment and reversal of non-current assets
Carrying value	839	839			839
Impairment (reversals) charges		490
Recoverable amount	$ 479	479			479
Inventory write-down		42
Veladero [Member] | Individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges				0	490
Veladero [Member] | Cash-generating units
Impairment and reversal of non-current assets
Recoverable amount				$ 549
Reko Diq [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges					120
Proportion of ownership interest in subsidiary	50.00%		37.50%	50.00%
Proportion of ownership interests held by non-controlling interests	50.00%			50.00%
Gain on reconstitution		300			300
Reversal of impairment loss		120
Reko Diq [Member] | Provincial Government of Balochistan [Member]
Impairment and reversal of non-current assets
Proportion of ownership interests held by non-controlling interests	10.00%			10.00%
Reko Diq [Member] | Government of Balochistan special purpose company [Member]
Impairment and reversal of non-current assets
Proportion of ownership interests held by non-controlling interests	15.00%			15.00%
Reko Diq [Member] | Other federal state-owned enterprises [Member]
Impairment and reversal of non-current assets
Proportion of ownership interests held by non-controlling interests	25.00%			25.00%
Reko Diq [Member] | Individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges				$ 0	(120)
Lumwana [Member] | Individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges				0	23
Lumwana [Member] | Cash-generating units
Impairment and reversal of non-current assets
Recoverable amount				1,756
Other Mines | Other assets
Impairment and reversal of non-current assets
Impairment (reversals) charges				$ 10	5
Loulo-Gounkoto [Member]
Impairment and reversal of non-current assets
Carrying value	$ 4,260	4,260			4,260
Recoverable amount	$ 3,072	$ 3,072			3,072
Proportion of ownership interest in subsidiary				80.00%
Proportion of ownership interests held by non-controlling interests				20.00%
Loulo-Gounkoto [Member] | Individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment loss recognised in profit or loss, goodwill				$ 0	$ 1,188
Loulo-Gounkoto [Member] | Cash-generating units
Impairment and reversal of non-current assets
Recoverable amount				$ 3,400